Reorganization (Tables)	12 Months Ended
Dec. 31, 2025
Reorganization [Abstract]
Schedule of Company’s Major Subsidiaries

As of December 31, 2025, the Company’s major subsidiaries are as follows:

Subsidiary Name	Formation Date	Domicile Registered	Ownership
Antalpha Platform Technologies Limited	January 18, 2023	British Virgin Islands	100%
Antalpha Technologies Pte. Ltd.	February 8, 2021	Singapore	100%
Antalpha Digital Pte. Ltd.	September 28, 2021	Singapore	100%
Antalpha Prime (HK) Limited	August 6, 2023	Hong Kong	100%
Antalpha Capital (HK) Limited	July 20, 2023	Hong Kong	100%
Aurelion Inc.*	October 25, 2018	Cayman Islands	32%

*	On October 10, 2025, the Company completed the acquisition of Aurelion Inc. and its subsidiaries (collectively, the “Aurelion Entities”). Although the Company holds a 32% equity interest in the Aurelion Entities, these entities have been consolidated into the Company’s financial statements since October 10, 2025, as the Company has obtained control over their operations.